Share-based Payments - Board LTIP share awards 2020 (Details)	12 Months Ended
	Dec. 31, 2020 SEK (kr) EquityInstruments shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	1,279,086	2,575,586	2,518,086	1,661,500
Share-based payments | kr	kr 5,304,000
Provisions attributable to social security costs (Share-based payments) | kr	3,164,000
Total cost | kr	kr 8,468,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	1,500,000
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	31,371
Change	31,371
Fair Value at Grant Date | kr	kr 33.97
Share-based payments | kr	267,000
Provisions attributable to social security costs (Share-based payments) | kr	207,000
Total cost | kr	kr 474,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	40,000
Board LTIP 2020 | Elmar Schnee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	14,063
Change	14,063
Board LTIP 2020 | Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Lennart Hansson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Diane Parks
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327
Board LTIP 2020 | Molly Henderson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	4,327
Change	4,327